Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Power Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	6.56%	12.49%	16.11%	(4.23%)	7.39%	4.58%